Intangibles (Tables)	12 Months Ended
Dec. 31, 2019
Intangibles
Schedule of changes in intangibles

					Research
					and development
	Goodwill	Concessions (i)	Contract right	Software	project and patents	Total
Balance at December 31, 2017	4,110	4,002	152	229	—	8,493
Additions	—	855	—	7	—	862
Disposals	—	(27)	—	(2)	—	(29)
Amortization	—	(135)	(2)	(99)	—	(236)
Translation adjustment	(457)	(634)	(13)	(24)	—	(1,128)
Balance at December 31, 2018	3,653	4,061	137	111	—	7,962
Cost	3,653	5,043	201	923	—	9,820
Accumulated amortization	—	(982)	(64)	(812)	—	(1,858)
Balance at December 31, 2018	3,653	4,061	137	111	—	7,962
Additions	—	439	—	39	—	478
Disposals	—	(17)	—	—	—	(17)
Amortization	—	(239)	(2)	(66)	—	(307)
Impairment (note 20)	—	(112)	—	(11)	—	(123)
Acquisition of subsidiary	—	3	—	1	724	728
Translation adjustment	(24)	(165)	5	2	(40)	(222)
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499
Cost	3,629	5,090	248	888	684	10,539
Accumulated amortization	—	(1,120)	(108)	(812)	—	(2,040)
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499

(i)	Based on technical studies carried out by an independent company and after approval by the regulatory agency (ANTT), the Company reduced the useful life of its railroad tracks in 2019.

Schedule of estimated useful lives of intangibles

Useful life
Railways concessions	3 to 50 years
Usufruct	22 to 31 years
Software	5 years